Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable, net

Note 5 – Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
	SGD	SGD	SGD	USD
Accounts receivable	156,604	252,818	590,691	447,731
Less: Allowance for expected credit losses	(23,210)	(9,102)	(9,802)	(7,430)
Total accounts receivable, net	133,394	243,716	580,889	440,301

Movements of allowance for expected credit losses accounts are as follows:

	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
	SGD	SGD	SGD	USD

Allowance for expected credit losses, beginning balance	3,712	23,210	9,102	6,899
Addition	23,210	16,683	7,619	5,776
Write-off / recovery	(3,712)	(30,791)	(6,919)	(5,245)
Allowance for expected credit losses, ending balance	23,210	9,102	9,802	7,430

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit losses accounts, based on the invoice date is as follows:

	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
	SGD	SGD	SGD	USD
Within 30 days	63,640	127,415	521,337	395,162
Between 31 and 60 days	23,663	42,445	5,698	4,319
Between 61 and 90 days	14,145	59,960	10,405	7,887
More than 90 days	31,946	13,896	43,449	32,933
Total accounts receivable, net	133,394	243,716	580,889	440,301